Note 10 - Goodwill (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill	$ 147,440	$ 111,179
Adjustments on account of foreign exchange	(4,467)	(9,236)
Goodwill	217,486	147,440
KSD [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill		13,824
Goodwill Acquired During Period		714
Computer Management [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill	1,338
Goodwill Acquired During Period		1,338
Goodwill		1,338
Customs Info [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill	26,135
Goodwill Acquired During Period		26,135
Goodwill		26,135
Airclic [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill	12,480
Goodwill Acquired During Period	810	11,670
Goodwill		12,480
e-customs [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill	4,581
Goodwill Acquired During Period		4,581
Goodwill		4,581
Pentant [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill	1,059
Goodwill Acquired During Period		1,059
Goodwill		$ 1,059
MK Data [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period	51,108
Goodwill	51,108
BearWare [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period	4,958
Goodwill	4,958
Oz [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Goodwill Acquired During Period	17,637
Goodwill	$ 17,637